Shareholder Report, Average Annual Return (Details) 192861_F-m Emerald Life Sciences Innovation ETF_TF_TSR Annual {TF}	12 Months Ended	22 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
F/m Emerald Life Sciences Innovation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	F/m Emerald Life Sciences Innovation ETF NAV
Average Annual Return, Percent	64.32%	39.07%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	20.10%	17.70%
Russell 3000 Index Heath Care Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Industry Total Return Index
Average Annual Return, Percent	28.58%	10.65%